Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance Table

	Summary Compensation Table (SCT) Total(1)		Compensation Actually Paid (CAP)(2)		Average SCT Total for other NEOs(1)	Average CAP for other NEOs(1)	Value of Initial Fixed $100 Investment Based on:
Year	John Weinberg(3)	Ralph Schlosstein	John Weinberg(3)	Ralph Schlosstein			Company TSR	Peer Group TSR(4)	Net Income ($ in millions)	Adjusted Net Revenue ($ in millions)(5)
2022	$15,176,726	$7,676,726	$5,693,292	$5,502,692	$5,028,826	$3,900,059	$158	$119	$477	$2,786
2021	$16,282,195	$10,282,195	$38,025,295	$12,841,786	$5,443,744	$6,610,145	$192	$133	$740	$3,317
2020	$13,315,103	$7,315,103	$42,672,395	$10,685,288	$4,463,806	$6,267,435	$152	$98	$351	$2,327

(1)
The PEOs in all three reporting years are John S. Weinberg and Ralph L. Schlosstein (Mr. Schlosstein stepped down as
Co-Chairman
of the Board and
Co-CEO
effective February 25, 2022). The NEOs in the 2022 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Celeste Mellet. The NEOs in the 2021 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Celeste Mellet, and Robert B. Walsh. The NEOs in the 2020 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Robert B. Walsh.

(2)
SEC rules require certain adjustments be made to Summary Compensation Table values to determine Compensation Actually Paid, or CAP. The amounts reported as CAP to our PEOs and Average CAP to
Non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$940,429	$38,025,295
2020	$13,315,103	$2,565,103	$3,449,713	$28,334,454	$(977,793)	$1,116,022	$42,672,395
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$243,469	$12,841,786
2020	$7,315,103	$2,565,103	$3,449,713	$2,159,351	$106,799	$219,424	$10,685,288
Average Non-PEOs SCT Total to CAP Reconciliation
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$114,774	$6,610,145
2020	$4,463,806	$1,817,682	$2,444,533	$1,008,564	$47,866	$120,346	$6,267,435

(3)
The amounts shown for Mr. Weinberg’s CAP include (i) as a component of the SCT Total, the portion of Mr. Weinberg’s initial long-term sign-on
restricted cash award of $35 million that vested during the applicable year (as explained in more detail in “Compensation Discussion and Analysis”), as well as (ii) the change in the fair value of Mr. Weinberg’s initial long-term sign-on
equity awards granted in 2016 that were unvested at fiscal year end or vested during the applicable fiscal year. These awards, which were granted in 2016, were not a part of Mr. Weinberg’s discretionary annual bonus in respect of any year of his service and the vast majority were intended to replace deferred compensation from Mr. Weinberg’s previous employer that was at risk of forfeiture as a result of joining Evercore.

(4)	Reflects the total shareholder return indexed to $100 per share for the S&P 500 Financials Index, which is the industry line peer group reported in our annual report to shareholders.

(5)	Adjusted Net Revenues is a non-GAAP financial measure. See Annex A for further information and a reconciliation to U.S. GAAP amounts.

Company Selected Measure Name	AdjustedNetRevenue
Named Executive Officers, Footnote [Text Block]	The PEOs in all three reporting years are John S. Weinberg and Ralph L. Schlosstein (Mr. Schlosstein stepped down as
Co-Chairman
of the Board and
Co-CEO
	effective February 25, 2022). The NEOs in the 2022 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Celeste Mellet. The NEOs in the 2021 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, Celeste Mellet, and Robert B. Walsh. The NEOs in the 2020 reporting year are Roger C. Altman, Edward S. Hyman, Jason Klurfeld, and Robert B. Walsh.
Peer Group Issuers, Footnote [Text Block]	Reflects the total shareholder return indexed to $100 per share for the S&P 500 Financials Index, which is the industry line peer group reported in our annual report to shareholders.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to Summary Compensation Table values to determine Compensation Actually Paid, or CAP. The amounts reported as CAP to our PEOs and Average CAP to
Non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$940,429	$38,025,295
2020	$13,315,103	$2,565,103	$3,449,713	$28,334,454	$(977,793)	$1,116,022	$42,672,395
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$243,469	$12,841,786
2020	$7,315,103	$2,565,103	$3,449,713	$2,159,351	$106,799	$219,424	$10,685,288
Average Non-PEOs SCT Total to CAP Reconciliation
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$114,774	$6,610,145
2020	$4,463,806	$1,817,682	$2,444,533	$1,008,564	$47,866	$120,346	$6,267,435

Non-PEO NEO Average Total Compensation Amount	$ 5,028,826	$ 5,443,744	$ 4,463,806
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,900,059	6,610,145	6,267,435
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to Summary Compensation Table values to determine Compensation Actually Paid, or CAP. The amounts reported as CAP to our PEOs and Average CAP to
Non-PEO
NEOs were calculated in accordance with Item 402(v) of Regulation
S-K,
as shown in the table below. NEOs do not participate in any defined benefit plan and as such, no adjustment for pension is included in the following table. The following table details adjustments made to calculate CAP.

		Deduction from SCT Total	Additions (Deductions) to SCT Total
Year	SCT Total	Grant Date Fair Value of Equity Awards	Fair Value of Current Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards Unvested at FY End	Change in Fair Value of Prior Year Equity Awards that Vested in the Year	Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	CAP
PEO SCT Total to CAP Reconciliation (Mr. Weinberg)
2022	$15,176,726	$5,426,726	$4,679,314	$(1,463,864)	$(7,708,408)	$436,250	$5,693,292
2021	$16,282,195	$4,282,195	$4,919,129	$18,076,120	$2,089,618	$940,429	$38,025,295
2020	$13,315,103	$2,565,103	$3,449,713	$28,334,454	$(977,793)	$1,116,022	$42,672,395
PEO SCT Total to CAP Reconciliation (Mr. Schlosstein)
2022	$7,676,726	$5,426,726	$4,679,314	$(1,463,864)	$(239,888)	$277,130	$5,502,692
2021	$10,282,195	$4,282,195	$4,919,129	$1,458,980	$220,209	$243,469	$12,841,786
2020	$7,315,103	$2,565,103	$3,449,713	$2,159,351	$106,799	$219,424	$10,685,288
Average Non-PEOs SCT Total to CAP Reconciliation
2022	$5,028,826	$2,571,521	$2,217,351	$(759,806)	$(154,846)	$140,056	$3,900,059
2021	$5,443,744	$2,264,559	$2,535,885	$689,931	$90,370	$114,774	$6,610,145
2020	$4,463,806	$1,817,682	$2,444,533	$1,008,564	$47,866	$120,346	$6,267,435

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
For 2022, none of our NEOs were paid pursuant to formulaic or other pre-established
performance targets or personal compensation arrangements. Rather, incentive awards paid to our NEOs were determined in the discretion of the Compensation Committee after taking into account the Company’s performance along with the NEO’s individual contributions, the NEO’s promotion of and adherence to our Core Values, and other factors. In making its determinations, the Compensation Committee considered these factors in a holistic manner (including qualitative factors), without ascribing any specific weight to any single factor or metric. However, as required by the SEC rules, the performance measured identified in the tabular list below are the financial performance measures used by the Compensation Committee to link our NEOs’ 2022 compensation actually paid to performance:

•	Adjusted Net Revenues

•	Adjusted EPS

•	Adjusted Net Income

•	Adjusted Operating Margin

Total Shareholder Return Amount	$ 158	192	152
Peer Group Total Shareholder Return Amount	119	133	98
Net Income (Loss)	$ 477,000,000	$ 740,000,000	$ 351,000,000
Company Selected Measure Amount	2,786,000,000	3,317,000,000	2,327,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Revenues
Non-GAAP Measure Description [Text Block]	Adjusted Net Revenues is a non-GAAP financial measure. See Annex A for further information and a reconciliation to U.S. GAAP amounts.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin
John Weinberg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,176,726	$ 16,282,195	$ 13,315,103
PEO Actually Paid Compensation Amount	$ 5,693,292	38,025,295	42,672,395
PEO Name	John S. Weinberg
John Weinberg [Member] | Restricted Cash Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 35
Ralph Schlosstein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	7,676,726	10,282,195	7,315,103
PEO Actually Paid Compensation Amount	$ 5,502,692	12,841,786	10,685,288
PEO Name	Ralph L. Schlosstein
PEO [Member] | John Weinberg [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,426,726	4,282,195	2,565,103
PEO [Member] | John Weinberg [Member] | Fair Value of Current Year Equity Awards Unvested at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,679,314	4,919,129	3,449,713
PEO [Member] | John Weinberg [Member] | Change in Fair Value of Prior Year Equity Awards Unvested at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,463,864)	18,076,120	28,334,454
PEO [Member] | John Weinberg [Member] | Change in Fair Value of Prior Year Equity Awards that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,708,408)	2,089,618	(977,793)
PEO [Member] | John Weinberg [Member] | Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	436,250	940,429	1,116,022
PEO [Member] | Ralph Schlosstein [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,426,726	4,282,195	2,565,103
PEO [Member] | Ralph Schlosstein [Member] | Fair Value of Current Year Equity Awards Unvested at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,679,314	4,919,129	3,449,713
PEO [Member] | Ralph Schlosstein [Member] | Change in Fair Value of Prior Year Equity Awards Unvested at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,463,864)	1,458,980	2,159,351
PEO [Member] | Ralph Schlosstein [Member] | Change in Fair Value of Prior Year Equity Awards that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(239,888)	220,209	106,799
PEO [Member] | Ralph Schlosstein [Member] | Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	277,130	243,469	219,424
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,571,521	2,264,559	1,817,682
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards Unvested at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,217,351	2,535,885	2,444,533
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Equity Awards Unvested at FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(759,806)	689,931	1,008,564
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Equity Awards that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(154,846)	90,370	47,866
Non-PEO NEO [Member] | Dividends on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 140,056	$ 114,774	$ 120,346